FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Jan. 09, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities:
Restricted cash		$ 77,000,000	$ 0	$ 0
Fair value, assets, level 1 to level 2 transfers, amount		0	0
Subsequent event
Liabilities:
Letters of credit	$ 77,000,000
Recurring basis
Assets:
Cash equivalents		265,000,000	242,000,000
Restricted cash		77,000,000	0
Liabilities:
Acquisition-related contingent consideration		(387,000,000)	(892,000,000)
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Cash equivalents		230,000,000	179,000,000
Restricted cash		77,000,000	0
Liabilities:
Acquisition-related contingent consideration		0	0
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets:
Cash equivalents		35,000,000	63,000,000
Restricted cash		0	0
Liabilities:
Acquisition-related contingent consideration		0	0
Recurring basis | Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents		0	0
Restricted cash		0	0
Liabilities:
Acquisition-related contingent consideration		$ (387,000,000)	$ (892,000,000)